Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr 0	SFr 0	SFr 0	SFr (1)
Loans held-for-sale	(7)	(9)	1	(16)	11
Long-lived assets held-for-sale	74	29	0	103	16
Equity method investments	54	56	52	110	121
Other investments	121	102	61	223	189
Other	229	225	201	454	406
Other revenues	471	SFr 403	315	874	742
Bank
Other Revenues
Loans held-for-sale				(16)	11
Long-lived assets held-for-sale				103	16
Equity method investments				109	119
Other investments				222	188
Other				568	445
Other revenues	SFr 534		SFr 330	SFr 986	SFr 779